SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Developing Markets Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.9%
Africa/Middle East - 8.4%
Israel - 2.3%
NICE Systems, Ltd., ADR *	1,500	326,955

South Africa - 6.1%
Bid Corp., Ltd. *	13,200	255,781
Bidvest Group, Ltd.	5,525	63,781
Naspers, Ltd.	1,425	340,968
Prosus NV	1,700	188,992

		849,522

Asia - 73.4%
Australia - 2.1%
Atlassian Corp., PLC *	450	94,842
Rio Tinto, PLC, ADR	2,475	192,184

		287,026

China/Hong Kong - 40.6%
AIA Group, Ltd.	21,400	259,582
Alibaba Group Holding, Ltd., ADR *	3,150	714,199
Baidu, Inc., ADR *	1,700	369,835
Budweiser Brewing Co. APAC, Ltd.	46,000	137,276
China Construction Bank Corp.	82,000	68,983
China International Capital Corp., Ltd. *	58,400	141,528
China Mengniu Dairy Co., Ltd.	48,000	274,758
China Petroleum & Chemical Corp., ADR	1,400	73,822
China Tower Corp., Ltd.	704,000	104,141
CSPC Pharmaceutical Group, Ltd.	230,400	278,587
ENN Energy Holdings, Ltd.	21,900	351,286
GDS Holdings, Ltd., ADR *	1,000	81,090
Hong Kong Exchanges & Clearing, Ltd.	5,100	300,066
JD.com, Inc., ADR *	4,450	375,268
Meituan Dianping *	6,000	230,149
Ping An Insurance Group Co. of China, Ltd.	19,900	236,908
Sands China, Ltd. *	7,400	36,980
Sinopharm Group Co., Ltd.	44,900	108,697
TAL Education Group, ADR *	5,825	313,676
Tencent Holdings, Ltd.	11,400	894,509
Tencent Music Entertainment Group, ADR *	5,525	113,207
Trip.com Group, Ltd., ADR *	2,700	107,001
WH Group, Ltd.	132,500	107,376

		5,678,924

India - 3.0%
HDFC Bank, Ltd., ADR *	5,350	415,642

Indonesia - 1.4%
Astra International Tbk PT	176,000	63,917
XL Axiata Tbk PT	948,800	136,523

		200,440

Name of Issuer	Quantity	Fair Value ($)
Singapore - 4.2%
DBS Group Holdings, Ltd.	14,500	310,329
Flex, Ltd. *	4,000	73,240
Sea, Ltd., ADR *	365	81,479
Singapore Technologies Engineering, Ltd.	44,000	127,238

		592,286

South Korea - 12.0%
LG Chem, Ltd.	575	408,990
Medytox, Inc.	15	2,500
NAVER Corp.	450	149,901
Samsung Electronics Co., Ltd.	12,250	881,069
Shinhan Financial Group Co., Ltd.	7,200	238,250

		1,680,710

Taiwan - 9.0%
Cathay Financial Holding Co., Ltd.	82,085	137,945
Hon Hai Precision Industry Co., Ltd., GDR	26,835	235,611
Taiwan Semiconductor Co.	37,482	771,105
Taiwan Semiconductor Co., ADR	1,000	118,280

		1,262,941

Thailand - 1.1%
Bangkok Bank PCL	36,500	147,168

Latin America - 7.9%
Argentina - 1.7%
Globant SA *	1,175	243,942

Brazil - 3.5%
Ambev SA, ADR	21,575	59,115
Banco Bradesco SA	25,083	118,716
Lojas Renner SA	17,300	130,657
Pagseguro Digital, Ltd. *	3,800	175,940

		484,428

Chile - 0.8%
Banco Santander Chile, ADR	4,700	116,701

Peru - 1.9%
Southern Copper Corp.	3,900	264,693

North America - 4.2%
Mexico - 0.9%
Fomento Economico Mexicano, ADR	1,575	118,645

United States - 3.3%
Broadcom, Inc.	550	255,013
Skyworks Solutions, Inc.	1,150	211,002

		466,015

Total Common Stocks (cost: $7,803,622)		13,136,038

Investment Companies - 3.3%
iShares MSCI India ETF	11,100	468,198

(cost: $333,061)

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Developing Markets Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 2.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	371,890	371,890

(cost: $371,890)

Total Investments in Securities - 99.9% (cost: $8,508,573)		13,976,126
Other Assets and Liabilities, net - 0.1%		15,828

Total Net Assets - 100.0%		$13,991,954

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	20.5%
Technology Services	18.8
Finance	17.8
Retail Trade	11.3
Consumer Services	5.4
Consumer Non-Durables	5.0
Non-Energy Minerals	3.3
Process Industries	2.9
Health Technology	2.8
Utilities	2.5
Communications	1.7
Producer Manufacturing	1.4
Energy Minerals	0.5
Investment Companies	3.3
Short-Term Securities	2.7

99.9
Other Assets and Liabilities, net	0.1

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	243,942	—	—	243,942
Australia	287,026	—	—	287,026
Brazil	484,428	—	—	484,428
Chile	116,701	—	—	116,701
China/Hong Kong	5,678,924	—	—	5,678,924
India	415,642	—	—	415,642
Indonesia	200,440	—	—	200,440
Israel	326,955	—	—	326,955
Mexico	118,645	—	—	118,645
Peru	264,693	—	—	264,693
Singapore	592,286	—	—	592,286
South Africa	849,522	—	—	849,522
South Korea	1,680,710	—	—	1,680,710
Taiwan	1,262,941	—	—	1,262,941
Thailand	147,168	—	—	147,168
United States	466,015	—	—	466,015
Investment Companies	468,198	—	—	468,198
Short-Term Securities	371,890	—	—	371,890

Total:	13,976,126	—	—	13,976,126

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2021	3